Summary of significant accounting policies - Right-of-Use Assets (Details) $ in Thousands	Jan. 01, 2019 USD ($)
Right of use
Closing balance as of December 31, 2018	$ 0
Initial recognition	204,937
Opening balance as of January 1, 2019	204,937
Lease liabilities
Closing balance as of December 31, 2018	0
Initial recognition	(204,937)
Reclassifications from Trade and other receivables, net	26,794
Opening balance as of January 1, 2019	$ (178,143)